Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capital Group Growth ETF
Entity Central Index Key	0001869991
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Capital Group Growth ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Growth ETF
Class Name	Capital Group Growth ETF
Trading Symbol	CGGR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Growth ETF (the "fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last six months? (based on a hypothetical $10,000 investme nt)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGGR	$ 21	0.39% *
*Annualized.
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39% [1]
Net Assets	$ 8,931,000,000
Holdings Count | Holding	107
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 8,931
Total number of portfolio holdings	107
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by sector (percent of net asse ts) *Less than 0.01%.

[1]	Annualized.